Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue:
Revenues	$ 28,674	$ 24,008
Cost of goods sold	8,294	6,776
Gross margin	20,380	17,232
Expenses:
Selling, general and administration	42,578	36,694
Amortization (notes 8 and 9)	4,143	3,517
Operating Expenses	46,721	40,211
Operating loss	(26,341)	(22,979)
Other income (expense):
Gain on disposal of Canadian Operations (notes 1 and 9)	18,489	0
Other expense on modification of long-term debt (note 11)	0	(1,451)
Interest expense	(5,977)	(5,695)
Other expense	(578)	(511)
Other expense	9,800	(6,469)
Foreign exchange (loss) gain	(2,134)	1,188
Loss before income taxes	(16,541)	(29,448)
Income tax expense (note 16)	(38)	(363)
Net loss	(16,579)	(29,811)
Other comprehensive loss:
Foreign currency translation adjustments	(226)	791
Comprehensive loss	$ (16,805)	$ (29,020)
Loss per common share (note 14)
Basic and diluted	$ (0.47)	$ (0.90)
Weighted average common shares outstanding (note 14)
Basic	35,148,303	33,192,480
Diluted	35,148,303	33,227,924
Product and royalty revenues [Member]
Revenue:
Revenues	$ 27,051	$ 23,811
Licensing and other fees [Member]
Revenue:
Revenues	$ 1,623	$ 197